Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Abstract]
Schedule of Lease Liabilities and Other Long Term Liabilities

As of December 31, 2025:

	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	1,156	569	139	-	-	-	1,864
Liabilities for government grants	288	43	39	36	32	119	557
Total	$1,444	$612	$178	$36	$32	$119	$2,421

Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 3

Public warrants	583	-
Private warrants	-	13,301
Conversion component of convertible loans	-	5,141
Total	583	18,442

	December 31, 2025
	Level 1	Level 3

Public warrants	29	-
Private warrants	-	2,655
Conversion component of convertible loans	-	282
Convertible loans measured whole at fair value		57,756
Total	29	60,693

Schedule of Conversion Component of Convertible Loans

The key inputs into the Black-Scholes models for the private warrants were as follows:

December 31, 2025
Risk- free interest rate	3.48%
Expected term (years)	0.62-0.63
Expected volatility	135.88-136.37%
Exercise price	75,000-172,500
Underlying share price	5,820

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

December 31, 2025
Risk- free interest rate	3.67%
Expected term (years)	0.25
Expected volatility	135.70%
Exercise price	135,000
Underlying share price	5,820

Lind Agreement - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.52%
Expected term (years)	2.65
Expected volatility	154.39%
Exercise price	75,000
Underlying share price	5,820

2024 Accreditor Investors Loan - Conversion component

December 31, 2025
Risk- free interest rate	3.750%
Expected term (years)	0.13
Expected volatility	145.74%
Underlying share price	5,820

March-November 2024 Notes - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.65%
Expected term (years)	4.13
Expected volatility	154.81%
Exercise price	75,000
Underlying share price	5,820

Claymore Convertible Loan - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.471-3.495%
Expected term (years)	1.06-2.31
Expected volatility	144.30-157.00%
Exercise price	21,430-75,000
Underlying share price	5,820

Claymore Convertible Loan - Black Scholes - Conversion component

December 31, 2025
Risk- free interest rate	3.50-3.84%
Expected term (years)	0.63-5.00
Expected volatility	136.07-157.88%
Exercise price	15,000-75,000
Underlying share price	5,820

Claymore Convertible Loan - Monte Carlo - Conversion component

December 31, 2025
Risk- free interest rate	3.48%
Expected term (years)	1-1.06
Expected volatility	152-156%
Underlying share price	5,820

JJ Astor Convertible Loan - Black Scholes on warrants

December 31, 2025
Risk- free interest rate	3.64-3.68%
Expected term (years)	4-4.41
Expected volatility	154.81%
Exercise price	37,050-127,490
Underlying share price	5,820

Julestar - Black Scholes on warrants

December 31, 2025
Risk-free interest rate	3.649%-3.671%
Expected term (years)	4.1-4.35
Expected volatility	154.81%
Exercise price	15,000-28,500
Underlying share price	5,820

Canadian warrants - Black Scholes on warrants

December 31, 2025
Risk-free interest rate	3.480%-3.990%
Expected term (years)	1.03-1.5
Expected volatility	149.93%-156.67%
Exercise price	120,000
Underlying share price	5,820-42,000

Claymore December 2024 and January 2025

December 31, 2025
Risk-free interest rate	3.48%
Expected term (years)	1.00-1.06
Expected volatility	151.86%-155.80%
Exercise price	75,000-643,200
Underlying share price	5,820

Seven Knots

August 20, 2025 – December 31, 2025
Risk-free interest rate	3.47%-3.90%
Expected term (years)	1.00-2.00
Expected volatility	146.13%-159.66%
Exercise price	7,500-45,000
Underlying share price	5,820-37,498

Make-Whole

December 31, 2025
Risk-free interest rate	3.47%
Expected term (years)	2.00
Expected volatility	147.45%
Exercise price	15,000-43,200
Underlying share price	5,820

Keystone

August 27, 2025 – December 31, 2025
Risk-free interest rate	3.41%-3.59%
Expected term (years)	1.00-3.00
Expected volatility	143.89%-159.89%
Exercise price	6,900-54,000
Underlying share price	5,820-32,848

ELOC

December 31, 2025
Risk-free interest rate	3.50%
Expected term (years)	0.91
Expected volatility	145.10%
Exercise price	7,400
Underlying share price	5,820

March-November 2024 Notes

December 31, 2025
Risk-free interest rate	3.75%
Expected term (years)	0.13
Expected volatility	145.74%
Exercise price	75,000
Underlying share price	5,820

JJ Astor convertible loan

August 4, 2025 – December 31, 2025
Risk-free interest rate	3.67%-4.05%
Expected term (years)	0.25-0.66
Expected volatility	135.39%-168.21%
Underlying share price	5,820-35,848

Rodman & Renshaw August warrants 31.12.25 - Monte Carlo on warrants

December 31, 2025
Risk-free interest rate	3.52%
Expected term (years)	2.66
Expected volatility	154.32%
Exercise price	6,900-54,000
Underlying share price	5,820

Schedule of Presents the Changes in the Fair Value of Liabilities

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Convertible loan measured whole at fair value	Total

Fair value as of December 31, 2024	$583	$13,301	$5,141	-	$19,025
Issuance of conversion component related to the convertible loans	-	-	$2,909	-	$2,909
Issuance of warrants related to the convertible loans	-	$17,717	-	-	$17,717
Exercise of warrants	-	$(5,561)	-	-	$(5,561)
Classification of warrant liability to equity	-	$(10,529)	-	-	$(10,529)
Conversion of convertible loans into ordinary shares	-	-	$(6,297)	$(14,572)	$(20,869)
Issuance of Convertible loan measured whole at fair value	-	-	-	$44,960	$44,960
Change in fair value	$(556)	$(13,311)	$(1,811)	$24,981	$9,303
Adjustments arising from translating financial statements from functional currency to presentation currency	2	$1,038	$340	$2,387	$3,767
Balance as of December 31, 2025	$29	$2,655	$282	$57,756	$60,722